Property, plant and equipment - Reconciliations of written down values (Details) $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($)
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	$ 441,371
Additions	331,481
Transfer from computer hardware prepayment	570,678
Disposals	(25,353)
Exchange differences	(18,636)
Impairment	(6,942)
Transfers in/(out)	0
Transfer to asset held for sale	(13,278)
Depreciation expense	(69,982)
Property, plant and equipment, ending balance	1,209,339
Land
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,601
Additions	1,554
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	(45)
Impairment	0
Transfers in/(out)	444
Transfer to asset held for sale	0
Depreciation expense	0
Property, plant and equipment, ending balance	5,554
Buildings
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	202,305
Additions	4,873
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	(4,433)
Impairment	0
Transfers in/(out)	170,655
Transfer to asset held for sale	0
Depreciation expense	(7,229)
Property, plant and equipment, ending balance	366,171
Plant and equipment
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,714
Additions	2,555
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	(160)
Impairment	0
Transfers in/(out)	0
Transfer to asset held for sale	0
Depreciation expense	(419)
Property, plant and equipment, ending balance	5,690
Mining hardware
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	97,269
Additions	75,165
Transfer from computer hardware prepayment	534,177
Disposals	(25,320)
Exchange differences	(11,084)
Impairment	(6,942)
Transfers in/(out)	0
Transfer to asset held for sale	(13,278)
Depreciation expense	(58,074)
Property, plant and equipment, ending balance	591,913
HPC hardware
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	31,536
Additions	1,225
Transfer from computer hardware prepayment	36,501
Disposals	0
Exchange differences	(2,630)
Impairment	0
Transfers in/(out)	0
Transfer to asset held for sale	0
Depreciation expense	(4,260)
Property, plant and equipment, ending balance	62,372
Development assets
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	102,946
Additions	246,109
Transfer from computer hardware prepayment	0
Disposals	(33)
Exchange differences	(284)
Impairment	0
Transfers in/(out)	(171,099)
Transfer to asset held for sale	0
Depreciation expense	0
Property, plant and equipment, ending balance	$ 177,639